General (Details)	12 Months Ended
Dec. 31, 2022 USD ($) shares
Accounting Policies [Abstract]
Number of ordinary shares represent by each ADS (in Shares) | shares	300
Net losses	$ 10,173
Cash flows from operating activities	$ (10,801)